Financial Assets At Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Financial assets at amortized costs [Line Items]
Disclosure of financial assets at amortized cost

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Unlisted debt investments	2,842,631	1,344,213

Interest receivable	33,733	32,373

	2,876,364	1,376,586

Less: Provision for impairment losses	(1,377,364)	(1,376,586)

	1,499,000	—

Expected credit loss rate	47.89%	100.00%

(a)
As of December 31, 2024 and 2025, the principal amount of financial assets at amortized cost with principal amounts of RMB1,344 million were past due with nil
carrying amounts.
No
i
mpairment loss
was
recognized for the year ended December 31, 2025 (2024: RMB247 million) based on the discounted future recoverable amount estimated at the year end, respectively.

Disclosure of carrying amount of financial assets at amortized cost
(b)	The following table sets forth the movements of the gross carrying amount of financial assets at amortized cost for the year ended December 31, 2023:

Year ended December 31, 2023	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	3,162,294	—	1,406,473	4,568,767
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(1,644,147)	—	(36,088)	(1,680,235)

As of December 31, 2023	1,518,147	—	1,370,385	2,888,532

(d)	The following table sets forth the movements of the gross carrying amount of financial assets at amortized cost for the year ended December 31, 2024:

Year ended December 31, 2024	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	1,518,147	—	1,370,385	2,888,532
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(18,369)	—	6,201	(12,168)

As of December 31, 2024	1,499,778	—	1,376,586	2,876,364

(f)	The following table sets forth the movements of the gross carrying amount of financial assets at amortized cost for the year ended December 31, 2025:

Year ended December 31, 2025	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2025	1,499,778	—	1,376,586	2,876,364
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(1,499,778)	—	—	(1,499,778)

As of December 31, 2025	—	—	1,376,586	1,376,586

Disclosure of movement of ECL allowance of financial assets at amortized cost
(c)	The following table sets forth the movements of ECL allowance for the year ended December 31, 2023:

Year ended December 31, 2023	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	10,407	—	1,147,276	1,157,683
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(27,179)	—	(53,097)	(80,276)
Change in parameters of expected credit loss model	17,784	—	35,258	53,042

As of December 31, 2023	1,012	—	1,129,437	1,130,449

(e)	The following table sets forth the movements of ECL allowance for the year ended December 31, 2024:

Year ended December 31, 2024	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	1,012	—	1,129,437	1,130,449
Change in parameters of expected credit loss model	(234)	—	247,149	246,915

As of December 31, 2024	778	—	1,376,586	1,377,364

(g)	The following table sets forth the movements of ECL allowance for the year ended December 31, 2025:

Year ended December 31, 2025	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2025	778	—	1,376,586	1,377,364
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(778)	—	—	(778)

As of December 31, 2025	—	—	1,376,586	1,376,586